Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 2,782	$ 906,019	$ 32,493,086	$ (21,630,008)	$ 708,954	$ 12,480,833
Balance, shares at Dec. 31, 2020	278,188	90,601,912
Common shares issued for cash		$ 34,350	385,952			420,302
Common shares issued issued for cash, shares		3,435,000
Stock compensation expense			763,314			763,314
Warrants issued in connection with debt issuance			600,965			600,965
Beneficial Conversion Feature on convertible debt			969,754			969,754
Common shares issued upon conversion of debt		$ 6,572	203,729			210,301
Common shares issued upon conversion of debt, shares		657,200
Net Income (loss)				(9,391,042)	(1,126,248)	(10,517,290)
Common shares issued upon conversion of Preferred Stock	$ (2,782)	$ 2,781,878	(2,779,096)
Common shares issued upon conversion of Preferred Stock, shares	(278,188)	278,187,847
Common shares issued in lieu of restricted stock units		$ 12,580	213,852			226,432
Common shares issued in lieu of resctricted stock units, shares		1,257,952
Common shares issued for services		$ 11,482	182,159			193,641
Common shares issued for services, shares		1,148,235
Warrants issued in connection with private placement			2,190,127			2,190,127
Increase in non-controlling interest from issuance of additional Edgepoint stock					620,052	620,052
Balance at Dec. 31, 2021		$ 3,752,881	35,223,842	(31,021,050)	202,758	8,158,431
Balance, shares at Dec. 31, 2021		375,288,146
Common shares issued upon cashless exercise of warrants		$ 65,409	(65,409)
Common shares issued upon cashless exercise of warrants, shares		6,540,878
Common shares issued for cash		$ 13,000	145,820			158,820
Common shares issued issued for cash, shares		1,300,000
Stock compensation expense			902,141			902,141
Warrants issued in connection with debt issuance			2,905,316			2,905,316
Beneficial Conversion Feature on convertible debt			570,717			570,717
Warrants issued in connection with debt issuance			368,375			368,375
Contribution from shareholder for payment of liabilities			828,258			82
Common shares issued upon conversion of debt		$ 87,179	537,572			624,751
Common shares issued upon conversion of debt, shares		8,717,856
Net Income (loss)				5,094,981	(418,378)	4,676,603
Balance at Dec. 31, 2022		$ 3,918,469	$ 41,416,632	$ (25,926,069)	$ (215,620)	$ 19,193,412
Balance, shares at Dec. 31, 2022		391,846,880